DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 4 — DISCONTINUED OPERATIONS

The Company determined that the sale of the MST Franchise represented a strategic shift that had a major effect on the business and therefore the MST Franchise met the criteria for classification as discontinued operations. Accordingly, the MST Franchise is reported as discontinued operations in accordance with ASC 205-20, Discontinued Operations. In accordance with ASC 205-20, only expenses specifically identifiable and related to a business to be disposed may be presented in discontinued operations. Historically, research and development, marketing, and general and administrative expenses in discontinued operations included corporate costs incurred directly to solely support the MST Franchise.

For the three months ended March 31, 2025, the loss from discontinued operations, net of income taxes was $8 thousand and consisted solely of general and administrative expenses. There was no loss or income recognized for the three months ended March 31, 2026.

There were no non-cash items related to discontinued operations for the three months ended March 31, 2026 and 2025.

The milestone payments for sales of ZILXI, AMZEEQ and FCD105 represent contingent consideration. Contingent consideration has been accounted for as a gain contingency in accordance with ASC 450, Contingencies, and will be recognized in earnings in the period when realizable.

NOTE 4 — DISCONTINUED OPERATIONS

The Company determined that the sale of the MST Franchise represented a strategic shift that had a major effect on the business and therefore the MST Franchise met the criteria for classification as discontinued operations. Accordingly the MST Franchise is reported as discontinued operations in accordance with ASC 205-20, Discontinued Operations. In accordance with ASC 205-20, only expenses specifically identifiable and related to a business to be disposed may be presented in discontinued operations. Historically, research and development, marketing, and general and administrative expenses in discontinued operations included corporate costs incurred directly to solely support the MST Franchise.

The following table presents the combined results of discontinued operations of the MST Franchise:

	Year ended December 31,
(in thousands)	2025	2024
Product sales, net	$273	$—
Operating expenses:
General and administrative	20	27
Total operating expenses	20	27
Income (loss) from discontinued operations, before taxes	253	(27)
Income tax expense	—	—
Net income (loss) from discontinued operations	$253	$(27)

The product sales, net for the year ended December 31, 2025 was primarily attributable to the partial reversal of the return reserve upon final reconciliation with the wholesalers. There were no non-cash items related to discontinued operations for the years ended December 31, 2025 and 2024.

The milestone payments for sales of ZILXI, AMZEEQ and FCD105 represent contingent consideration. Contingent consideration has been accounted for as a gain contingency in accordance with ASC 450, Contingencies, and will be recognized in earnings in the period when realizable.